Subsidiary guarantee information - Cash flow related (Details 4) - CHF (SFr) SFr in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Operating activities of continuing operations
Net cash provided by/(used in) operating activities		SFr (18,424)	SFr 12,883		SFr (8,522)
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks		411	(427)		40
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		8,386	(1,372)		14,286
Purchase of investment securities		(557)	(683)		(86)
Proceeds from sale of investment securities		6	255		14
Investments in subsidiaries and other investments		(285)	(547)		(1,094)
Proceeds from sale of other investments		1,158	1,772		1,970
Maturities of investment securities		1,007	567		318
(Increase)/decrease in loans		(15,344)	(12,500)		(13,674)
Proceeds from sale of loans		4,612	5,980		9,938
Capital expenditures for premises and equipment and other intangible assets		(1,293)	(1,095)		(1,068)
Proceeds from sale of premises and equipment and other intangible assets		30	30		1
Other, net		543	342		65
Net cash provided by/(used in) investing activities		(1,326)	(7,678)		10,710
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits		24,853	1,808		3,423
Increase/(decrease) in short-term borrowings		6,919	(2,990)		5,018
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		3,381	(2,052)		(5,251)
Issuances of long-term debt		34,963	33,172		43,556
Repayments of long-term debt		(46,290)	(43,851)		(62,554)
Issuances of common shares		0	0		4,253
Sale of treasury shares		9,624	11,693		12,034
Repurchase of treasury shares		(11,536)	(12,441)		(12,757)
Dividends paid/capital repayments		(696)	(666)		(590)
Other, net		971	344		161
Net cash provided by/(used in) financing activities		22,189	(14,983)		(12,707)
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks		(607)	10		(827)
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks		1,832	(9,768)		(11,346)
Cash and due from banks at beginning of period	[1]	100,047	109,815		121,161
Cash and due from banks at end of period	[1]	101,879	100,047		109,815
Eliminations and consolidation adjustments
Operating activities of continuing operations
Net cash provided by/(used in) operating activities		135	564		90
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks		(9)	(58)		488
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		0	0		0
Purchase of investment securities		9,396	8,793		5,673
Proceeds from sale of investment securities		0	0		0
Investments in subsidiaries and other investments		9	9		4,101
Proceeds from sale of other investments		(23)	(2)		3
Maturities of investment securities		(942)	(290)		0
(Increase)/decrease in loans		1,965	1,201		6,441
Proceeds from sale of loans		0	(1)		0
Capital expenditures for premises and equipment and other intangible assets		(160)	(106)		(118)
Proceeds from sale of premises and equipment and other intangible assets		0	(50)		(59)
Other, net		0	0		0
Net cash provided by/(used in) investing activities		10,236	9,496		16,529
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits		(754)	(807)		2,425
Increase/(decrease) in short-term borrowings		8	(5)		(489)
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		(110)	0		0
Issuances of long-term debt		(10,344)	(8,941)		(14,046)
Repayments of long-term debt		942	297		90
Issuances of common shares		10			0
Sale of treasury shares		9,621	11,693		12,034
Repurchase of treasury shares		(9,620)	(11,684)		(12,127)
Dividends paid/capital repayments		43	10		7
Other, net		(5)	9		(3,891)
Net cash provided by/(used in) financing activities		(10,209)	(9,428)		(15,997)
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks		(13)	(12)		10
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks		149	620		632
Cash and due from banks at beginning of period		409	(211)		(843)
Cash and due from banks at end of period		558	409		(211)
Group parent company
Operating activities of continuing operations
Net cash provided by/(used in) operating activities		(141)	(215)		(142)
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks		9	(5)		(488)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		0	0		0
Purchase of investment securities		(9,396)	(8,793)		(5,673)
Proceeds from sale of investment securities		0	0		0
Investments in subsidiaries and other investments		(10)	(10)		(4,101)
Proceeds from sale of other investments		48	4		0
Maturities of investment securities		942	290		0
(Increase)/decrease in loans		0	0		(5,336)
Proceeds from sale of loans		0	0		0
Capital expenditures for premises and equipment and other intangible assets		0	0		0
Proceeds from sale of premises and equipment and other intangible assets		0	0		0
Other, net		6	0		0
Net cash provided by/(used in) investing activities		(8,401)	(8,514)		(15,598)
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits		923	609		(2,189)
Increase/(decrease) in short-term borrowings		0	0		0
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		0	0		0
Issuances of long-term debt		10,396	8,805		14,035
Repayments of long-term debt		(942)	(290)		0
Issuances of common shares		(10)			4,253
Sale of treasury shares		3	0		0
Repurchase of treasury shares		(1,916)	(757)		(630)
Dividends paid/capital repayments		(728)	(661)		(584)
Other, net		768	829		433
Net cash provided by/(used in) financing activities		8,494	8,535		15,318
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks		1	2		0
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks		(47)	(192)		(422)
Cash and due from banks at beginning of period		324	516	[1]	938	[1]
Cash and due from banks at end of period		277	324		516	[1]
Bank
Operating activities of continuing operations
Net cash provided by/(used in) operating activities		(18,418)	12,534		(8,470)
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks		411	(364)		40
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		8,386	(1,372)		14,286
Purchase of investment securities		(557)	(683)		(86)
Proceeds from sale of investment securities		6	255		14
Investments in subsidiaries and other investments		(284)	(546)		(1,094)
Proceeds from sale of other investments		1,133	1,770		1,967
Maturities of investment securities		1,007	567		318
(Increase)/decrease in loans		(17,309)	(13,701)		(14,779)
Proceeds from sale of loans		4,612	5,981		9,938
Capital expenditures for premises and equipment and other intangible assets		(1,133)	(989)		(950)
Proceeds from sale of premises and equipment and other intangible assets		30	80		60
Other, net		537	342		65
Net cash provided by/(used in) investing activities		(3,161)	(8,660)		9,779
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits		24,684	2,006		3,187
Increase/(decrease) in short-term borrowings		6,911	(2,985)		5,507
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		3,491	(2,052)		(5,251)
Issuances of long-term debt		34,911	33,308		43,567
Repayments of long-term debt		(46,290)	(43,858)		(62,644)
Issuances of common shares		0			0
Sale of treasury shares		0	0		0
Repurchase of treasury shares		0	0		0
Dividends paid/capital repayments		(11)	(15)		(13)
Other, net		208	(494)		3,619
Net cash provided by/(used in) financing activities		23,904	(14,090)		(12,028)
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks		(595)	20		(837)
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks		1,730	(10,196)		(11,556)
Cash and due from banks at beginning of period	[1]	99,314	109,510		121,066
Cash and due from banks at end of period	[1]	101,044	99,314		109,510
Bank | Credit Suisse (USA), Inc - Consolidated
Operating activities of continuing operations
Net cash provided by/(used in) operating activities		(4,694)	(8,326)		7,860
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks		12	11		0
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		8,321	22,936		20,626
Purchase of investment securities		0	0		0
Proceeds from sale of investment securities		0	0		0
Investments in subsidiaries and other investments		(34)	(99)		(206)
Proceeds from sale of other investments		516	540		488
Maturities of investment securities		0	0		0
(Increase)/decrease in loans		93	310		3,131
Proceeds from sale of loans		0	0		0
Capital expenditures for premises and equipment and other intangible assets		(397)	(307)		(295)
Proceeds from sale of premises and equipment and other intangible assets		0	0		2
Other, net		27	5		41
Net cash provided by/(used in) investing activities		8,538	23,396		23,787
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits		6	(213)		191
Increase/(decrease) in short-term borrowings		(809)	(1,298)		(4,113)
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		(397)	(9,127)		(37,382)
Issuances of long-term debt		206,056	119,547		30,223
Repayments of long-term debt		(208,631)	(124,405)		(19,174)
Issuances of common shares		0			0
Sale of treasury shares		0	0		0
Repurchase of treasury shares		0	0		0
Dividends paid/capital repayments		(1)	(2)		(9)
Other, net		75	(120)		(696)
Net cash provided by/(used in) financing activities		(3,701)	(15,618)		(30,960)
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks		(41)	30		(120)
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks		102	(518)		567
Cash and due from banks at beginning of period		2,540	3,058		2,491
Cash and due from banks at end of period		2,642	2,540		3,058
Bank | Bank parent company and other subsidiaries | Eliminations and consolidation adjustments
Operating activities of continuing operations
Net cash provided by/(used in) operating activities		(13,724)	20,860		(16,330)
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks		399	(375)		40
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		65	(24,308)		(6,340)
Purchase of investment securities		(557)	(683)		(86)
Proceeds from sale of investment securities		6	255		14
Investments in subsidiaries and other investments		(250)	(447)		(888)
Proceeds from sale of other investments		617	1,230		1,479
Maturities of investment securities		1,007	567		318
(Increase)/decrease in loans		(17,402)	(14,011)		(17,910)
Proceeds from sale of loans		4,612	5,981		9,938
Capital expenditures for premises and equipment and other intangible assets		(736)	(682)		(655)
Proceeds from sale of premises and equipment and other intangible assets		30	80		58
Other, net		510	337		24
Net cash provided by/(used in) investing activities		(11,699)	(32,056)		(14,008)
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits		24,678	2,219		2,996
Increase/(decrease) in short-term borrowings		7,720	(1,687)		9,620
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		3,888	7,075		32,131
Issuances of long-term debt		(171,145)	(86,239)		13,344
Repayments of long-term debt		162,341	80,547		(43,470)
Issuances of common shares		0			0
Sale of treasury shares		0	0		0
Repurchase of treasury shares		0	0		0
Dividends paid/capital repayments		(10)	(13)		(4)
Other, net		133	(374)		4,315
Net cash provided by/(used in) financing activities		27,605	1,528		18,932
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks		(554)	(10)		(717)
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks		1,628	(9,678)		(12,123)
Cash and due from banks at beginning of period		96,774	106,452		118,575
Cash and due from banks at end of period		98,402	96,774		106,452
Group Parent company - subsidiary that holds a banking license | Group parent company
Net increase/(decrease) in cash and due from banks
Dividend income from investments		10	10		10
Group Parent company - subsidiary that doesn't hold a banking license | Group parent company
Net increase/(decrease) in cash and due from banks
Dividend income from investments		SFr 14	SFr 6		SFr 14

[1]	Includes restricted cash.